Subsequent Events	6 Months Ended
Sep. 30, 2012
Subsequent events

18. Subsequent events:

Disposal of a private equity investment

In November 2012, Nomura International plc, our wholly owned subsidiary, entered into an agreement to sell its investment in Annington Homes to a fund managed by UK private equity firm Terra Firma, which currently manages the investment on behalf of Nomura. The agreement was subject to certain conditions precedent which have been satisfied, and the sale was completed on December 13, 2012. The investment in Annington Homes is carried at fair value with changes in fair value recognized through earnings, and Nomura expects to recognize significant additional revenue from adjusting the carrying value of the investment to approximately ¥115 billion in the third quarter ending December 31, 2012 as the conditions precedent were satisfied and upon completion of the sale. Nomura also expects to derecognize the investment from its consolidated balance sheet on the date of sale in the third quarter ending December 31, 2012. The fair value of the investment as of September 30, 2012 was ¥97.6 billion (see “Operating and Financial Review and Prospects—Private Equity Business—Terra Firma Investments” above) and has not been adjusted to reflect the sale price achieved after September 30, 2012 because the conditions precedent in the sale agreement had not been fulfilled as of September 30, 2012.